Leases (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		$ 1,397	$ 4,928
Lease liabilities [Abstract]
Total lease liabilities	[1]	2,664	5,415
Right-of-use asset additions		0	1,800
Amounts recognised in consolidated statement of profit or loss [Abstract]
Depreciation of right-of-use assets		2,749	2,795	$ 811
Impairment of right-of-use assets	[2]	923	0	0
Interest on lease liabilities		406	727	148
Amounts recognised in consolidated statement of cash flows [Abstract]
Total cash outflow for leases		3,226	3,280	$ 773
Plant and Equipment [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		883	4,154
Lease liabilities [Abstract]
Lease liabilities - current		2,160	2,425
Lease liabilities - non-current		0	2,121
Land and Buildings [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		514	774
Lease liabilities [Abstract]
Lease liabilities - current		414	373
Lease liabilities - non-current		90	496
Cost [Member] | Plant and Equipment [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		7,255	7,121
Cost [Member] | Land and Buildings [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		1,504	1,483
Accumulated Depreciation and Impairment [Member] | Plant and Equipment [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		(6,372)	(2,967)
Accumulated Depreciation and Impairment [Member] | Land and Buildings [Member]
Right-of-use assets recognised in property, plant and equipment [Abstract]
Total right-of-use assets		$ (990)	$ (709)
Minimum [Member]
Lease term [Abstract]
Lease term		3 years
Maximum [Member]
Lease term [Abstract]
Lease term		5 years

[1]	Refer to Note 20 for further details on the Group’s leases.
[2]	Refer to Note 14 for details on impairment and write down of non-financial assets.